Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2012	2011
Repledged	$227,245	$274,829
Not repledged	13,234	8,608
Total	$240,479	$283,437